[Transamerica Life Insurance Company letterhead]
March 9, 2009
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Transamerica Corporate Separate Account Sixteen
File No. 333-109579
Dear Commissioners:
On behalf of Transamerica Corporate Separate Account Sixteen (the “separate account”) of Transamerica Life Insurance Company, incorporated by reference are the Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”).
The funds are as follows:
A I M Variable Insurance Funds – A I M V.I. Dynamics Fund (Series I Shares)
A I M Variable Insurance Funds – A I M V.I. Financial Services Fund (Series I Shares)
A I M Variable Insurance Funds – A I M V.I. Global Health Care Fund (Series I Shares)
A I M Variable Insurance Funds – A I M V.I. Small Cap Equity Fund (Series I Shares)
A I M Variable Insurance Funds – A I M V.I. Technology Fund (Series I Shares)
American Funds Insurance Series – AFIS Global Small Capitalization Fund (Class 2)
American Funds Insurance Series – AFIS Growth Fund (Class 2)
American Funds Insurance Series – AFIS International Fund (Class 2)
American Funds Insurance Series – AFIS New World Fund (Class 2)
DFA Investment Dimensions Group, Inc. – DFA VA Global Bond Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA International Small Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA International Value Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA Large Value Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA Short-Term Fixed Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA U.S. Targeted Value Portfolio
DWS Investments VIT Funds – DWS Small Cap Index VIP (Class A)
Fidelity Variable Insurance Products Funds – Fidelity VIP Balanced Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Contrafund® Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Opportunities Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP High Income Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP International Capital Appreciation Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Mid Cap Portfolio (Initial Class)
First Eagle Variable Funds, Inc. – First Eagle Overseas Variable Fund
Ibbotson ETF Allocation Series – Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class 1)

Ibbotson ETF Allocation Series – Ibbotson Balanced ETF Asset Allocation Portfolio (Class 1)
Ibbotson ETF Allocation Series – Ibbotson Conservative ETF Asset Allocation Portfolio (Class 1)
Ibbotson ETF Allocation Series – Ibbotson Growth ETF Asset Allocation Portfolio (Class 1)
Ibbotson ETF Allocation Series – Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class 1)
Janus Aspen Series – Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Flexible Bond Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Forty Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen International Growth Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Large Cap Growth Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio (Administrative Class)
PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO VIT High Yield Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO VIT Short-Term Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO VIT StocksPLUS® Growth and Income Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio (Institutional Class)
Royce Capital Fund – Royce Micro-Cap Portfolio
Royce Capital Fund – Royce Small-Cap Portfolio
Rydex Variable Trust – NASDAQ®-100 Fund
Rydex Variable Trust – Nova Fund
T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price New America Growth Portfolio
T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio
Third Avenue Variable Series Trust – Third Avenue Value Portfolio
The Universal Institutional Funds, Inc. – UIF U.S. Mid Cap Value Portfolio (Class I)
Van Eck Worldwide Insurance Trust – Van Eck Worldwide Absolute Return Fund
Vanguard® Variable Insurance Fund – Vanguard® VIF Balanced Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Capital Growth Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Diversified Value Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Income Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Growth Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF High Yield Bond Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF International Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Mid-Cap Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Money Market Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF REIT Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Short-Term Investment-Grade Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Small Company Growth Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Total Bond Market Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Total Stock Market Index Portfolio

These Annual Reports are for the period ending December 31, 2008 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act. If you have any questions regarding this filing, please contact the undersigned at (319) 355-4277.
Very truly yours,
/s/ Ken Turnquist
Vice President

Document 1 The Annual Report of A I M Variable Insurance Funds – A I M V.I. Dynamics Fund (Series I Shares), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-07452).
Document 2 The Annual Report of A I M Variable Insurance Funds – A I M V.I. Financial Services Fund (Series I Shares), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-07452).
Document 3 The Annual Report of A I M Variable Insurance Funds – A I M V.I. Global Health Care Fund (Series I Shares), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-07452).
Document 4 The Annual Report of A I M Variable Insurance Funds – A I M V.I. Small Cap Equity Fund (Series I Shares), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-07452).
Document 5 The Annual Report of A I M Variable Insurance Funds – A I M V.I. Technology Fund (Series I Shares), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-07452)
Document 6 The Annual Report of American Funds Insurance Series – AFIS Global Small Capitalization Fund (Class 2), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-03857).
Document 7 The Annual Report of American Funds Insurance Series – AFIS Growth Fund (Class 2), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-03857).
Document 8 The Annual Report of American Funds Insurance Series – AFIS International Fund (Class 2), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-03857).
Document 9 The Annual Report of American Funds Insurance Series – AFIS New World Fund (Class 2), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-03857).
Document 10 The Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA Global Bond Portfolio, dated October 31, 2008, was filed with the Securities and Exchange Commission on December 30, 2008 (File No. 811-03258).
Document 11 The Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA International Small Portfolio, dated October 31, 2008, was filed with the Securities and Exchange Commission on December 30, 2008 (File No. 811-03258).
Document 12 The Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA International Value Portfolio, dated October 31, 2008, was filed with the Securities and Exchange Commission on December 30, 2008 (File No. 811-03258).

Document 13 The Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA Large Value Portfolio, dated October 31, 2008, was filed with the Securities and Exchange Commission on December 30, 2008 (File No. 811-03258).
Document 14 The Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA Short-Term Fixed Portfolio, dated October 31, 2008, was filed with the Securities and Exchange Commission on December 30, 2008 (File No. 811-03258).
Document 15 The Annual Report of DFA Investment Dimensions Group, Inc. –DFA VA US Targeted Value Portfolio, dated October 31, 2008, was filed with the Securities and Exchange Commission on December 30, 2008 (File No. 811-03258).
Document 16 The Annual Report of DWS Investments VIT Funds – DWS Small Cap Index VIP (Class A), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 25, 2009 (File No. 811-07507).
Document 17 The Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Balanced Portfolio (Initial Class), dated December 31, 2008, was filed with the Securities and Exchange Commission on March 2, 2009 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Document 18 The Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Contrafund® Portfolio (Initial Class), dated December 31, 2008, was filed with the Securities and Exchange Commission on March 2, 2009 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Document 19 The Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Portfolio (Initial Class), dated December 31, 2008, was filed with the Securities and Exchange Commission on March 2, 2009 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Document 20 The Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Opportunities Portfolio (Initial Class), dated December 31, 2008, was filed with the Securities and Exchange Commission on March 2, 2009 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Document 21 The Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP High Income Portfolio (Initial Class), dated December 31, 2008, was filed with the Securities and Exchange Commission on March 2, 2009 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Document 22 The Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP International Capital Appreciation Portfolio (Initial Class), dated December 31, 2008, was filed with the Securities and Exchange Commission on March 2, 2009 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Document 23 The Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Mid Cap Portfolio (Initial Class), dated December 31, 2008, was filed with the Securities and Exchange Commission on March 2, 2009 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Document 24 The Annual Report of First Eagle Variable Funds, Inc. – First Eagle Overseas Variable Fund, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-09092).

Document 25 The Annual Report of Ibbotson ETF Allocation Series – Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class 1), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-21987).
Document 26 The Annual Report of Ibbotson ETF Allocation Series – Ibbotson Balanced ETF Asset Allocation Portfolio (Class 1), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-21987).
Document 27 The Annual Report of Ibbotson ETF Allocation Series – Ibbotson Conservative ETF Asset Allocation Portfolio (Class 1), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-21987).
Document 28 The Annual Report of Ibbotson ETF Allocation Series – Ibbotson Growth ETF Asset Allocation Portfolio (Class 1), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-21987).
Document 29 The Annual Report of Ibbotson ETF Allocation Series – Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class 1), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-21987).
Document 30 The Annual Report of Janus Aspen Series – Janus Aspen Balanced Portfolio (Institutional Shares), dated February 27, 2009, was filed with the Securities and Exchange Commission on August 28, 2008 (File No. 811-07736).
Document 31 The Annual Report of Janus Aspen Series – Janus Aspen Flexible Bond Portfolio (Institutional Shares), dated February 27, 2009, was filed with the Securities and Exchange Commission on August 28, 2008 (File No. 811-07736).
Document 32 The Annual Report of Janus Aspen Series – Janus Aspen Forty Portfolio (Institutional Shares) dated December 31, 2008 that was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-07736).
Document 33 The Annual Report of Janus Aspen Series – Janus Aspen International Growth Portfolio (Institutional Shares), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-07736).
Document 34 The Annual Report of Janus Aspen Series – Janus Aspen Large Cap Growth Portfolio (Institutional Shares), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-07736).
Document 35 The Annual Report of Janus Aspen Series – Janus Aspen Mid Cap Growth Portfolio (Institutional Shares), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-07736).
Document 36 The Annual Report of Janus Aspen Series – Janus Aspen Worldwide Growth Portfolio (Institutional Shares), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-07736).

Document 37 The Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio (Administrative Class), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-08399).
Document 38 The Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio (Institutional Class), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-08399).
Document 39 The Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT High Yield Portfolio (Institutional Class), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-08399).
Document 40 The Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio (Institutional Class), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-08399).
Document 41 The Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT Short-Term Portfolio (Institutional Class), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-08399).
Document 42 The Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT StocksPLUS Growth® and Income Portfolio (Institutional Class), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-08399).
Document 43 The Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio (Institutional Class), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 File No. 811-08399).
Document 44 The Annual Report of Royce Capital Fund – Royce Micro-Cap Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-07537).
Document 45 The Annual Report of Royce Capital Fund – Royce Small-Cap Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-07537).
Document 46 The Annual Report of Rydex Variable Trust – NASDAQ®-100 Fund, dated December 31, 2008, was filed with the Securities and Exchange Commission on March 2, 2009 (File No. 811-08821).
Document 47 The Annual Report of Rydex Variable Trust – Nova Fund, dated December 31, 2008, was filed with the Securities and Exchange Commission on March 2, 2009 (File No. 811-08821).
Document 48 The Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-07143).
Document 49 The Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-07143).

Document 50 The Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price Mid-Cap Growth Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-07143).
Document 51 The Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price New America Growth Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-07143).
Document 52 The Annual Report of T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-07145).
Document 53 The Annual Report of Third Avenue Variable Series Trust – Third Avenue Value Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 25, 2009 (File No. 811-09395).
Document 54 The Annual Report of The Universal Institutional Funds, Inc. – UIF U.S. Mid Cap Value Portfolio (Class I), dated December 31, 2008, was filed with the Securities and Exchange Commission on February 27, 2009 (File No. 811-07607).
Document 55 The Annual Report of Van Eck Worldwide Insurance Trust – Van Eck Worldwide Absolute Return Fund, dated December 31, 2008, was filed with the Securities and Exchange Commission on March 2, 2009 (File No. 811-05083).
Document 56 The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Balanced Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-05962).
Document 57 The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Capital Growth Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-05962).
Document 58 The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Diversified Value Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-05962).
Document 59 The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Income Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-05962).
Document 60 The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Index Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-05962).
Document 61 The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Growth Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-05962).

Document 62 The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF High Yield Bond Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-05962).
Document 63 The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF International Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-05962).
Document 64 The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Mid-Cap Index Portfolio, dated December 31, 2008, that was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-05962).
Document 65 The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Money Market Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-05962).
Document 66 The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF REIT Index Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-05962).
Document 67 The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Short-Term Investment-Grade Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-05962).
Document 68 The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Small Company Growth Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-05962).
Document 69 The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Total Bond Market Index Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-05962).
Document 70 The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Total Stock Market Index Portfolio, dated December 31, 2008, was filed with the Securities and Exchange Commission on February 26, 2009 (File No. 811-05962).